Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10. RELATED PARTY TRANSACTIONS

Transactions with Sponsor

Pursuant to the Merger Agreement, the Company incurred $2,000,000 in fees to the Sponsor for advisory services (the “Sponsor Advisory Service Fee”). In connection with the Merger and thereafter, the Company and Sponsor agreed that $250,000 of the Sponsor Advisory Service Fee is payable in cash, $250,000 would be offset against amounts due from the Sponsor, and the remainder of the Sponsor Advisory Service Fee was paid with issuance of 150,000 shares of the Company’s common stock at Closing. The Sponsor Advisory Service Fee payable in cash is presented on the consolidated balance sheets under the line item “Due to related party”.

As of March 31, 2024, the Sponsor owes the Company $158,819 to cover working capital expenses which is presented on the consolidated balance sheets under the line item “Due from related party”.

See Note 9 for additional information on the Series B issued to the Sponsor.

TEVOGEN BIO HOLDINGS INC.
NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Stock-Based Compensation

In January 2023, the Company issued 40,000 Performance-Based RSUs to the wife of the Company’s chair and chief executive officer for advisory services provided to the Company, and 20,000 Performance-Based RSUs to Mehtaphoric Consulting Inc, a company controlled by the daughter of the Company’s chief financial officer, for information technology services provided to the Company. In connection with the Closing, the performance condition was achieved and therefore compensation cost of $800,396 has been recognized.

Note 5 — Related Party Transactions

Founder Shares

Our Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 Founder Shares which were issued on April 22, 2021. In August 2021, the Company effectuated a dividend of approximately 0.3628 shares for each outstanding Class B ordinary share resulting in an aggregate of 11,754,150 Class B ordinary shares outstanding. On October 1, 2021, the Company effectuated a dividend of approximately 0.0195 shares for each outstanding Class B ordinary share resulting in an aggregate of 11,983,333 Class B Founder shares outstanding (up to 1,530,000 of which are subject to forfeiture if the underwriters’ over-allotment option is not exercised in full). The Founder Shares will automatically convert into Class A ordinary shares at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions. The initial shareholders had agreed to forfeit up to 1,530,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. Since the underwriters’ exercised the over-allotment option in full, no Founder Shares are subject to forfeiture.

The initial shareholders will agree, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On January 30, 2023, the initial shareholders holding all of the Founder Shares elected to convert their Founder Shares into Class A ordinary shares of the Company on a one-for-one basis (the “Conversion”). As a result, 11,983,333 of the Company’s Class B ordinary shares were cancelled and 11,983,333 Class A ordinary shares were issued to such converting Initial Shareholders. The Initial Shareholders agreed that all of the terms and conditions applicable to the Founder Shares set forth in the Letter Agreement shall continue to apply to the Class A ordinary shares that the Founder Shares converted into, including the voting agreement, transfer restrictions and waiver of any right, title, interest or claim of any kind to the Trust Account or any monies or other assets held therein.

On May 4, 2023, the Company entered into the Purchase Agreement, pursuant to which the Sponsor agreed to purchase from the Original Sponsor (x) 7,988,889 Class A ordinary shares and (y) 1,000,000 Private Placement Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant that is exercisable for one Class A ordinary share, free and clear of all liens and encumbrances (other than those contained in the Underwriting Agreement), for an aggregate purchase price of $1.00 payable at the time of the initial Business Combination. On June 7, 2023, the Original Sponsor transferred 7,988,889 Class A ordinary shares to the Sponsor, pursuant to the Purchase Agreement (see Note 6). The Company estimated the aggregate fair values of the 7,988,889 Class A non-redeemable ordinary shares, the 1,000,000 Private Placement shares, and the 500,000 public warrants transferred to be $3,515,111, $440,000, and $20,000, respectively or $0.44 per share and $0.04 per warrant.

The fair value of the Class A non-redeemable shares was based on the following inputs:

May 4, 2023
Discount for lack of marketability	6.80%
Stock price as of measurement date	$10.77
Probability of transaction	4.40%

Related Party Loans

On April 22, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of December 31, 2021 or the completion of the IPO. The note payable of $121,158 was repaid on November 8, 2021. As of December 31, 2022, the Company had no borrowings under the Note.

On October 2, 2023, the Company advanced the Sponsor $17,000 for working capital purposes. The advances are non-interest bearing and are due on demand. This related party transaction is included on the accompanying balance sheet as a due from related party.

As of December 31, 2023, the remainder of the Second SPAC Loan of $577,500 is due from the Sponsor. This related party transaction is included on the accompanying balance sheet as a due from related party. As of December 31, 2023, the Company determined that $250,000 of the $577,500 was deemed to be uncollectible, therefore the Company recorded impairment totaling $250,000 on the amount due from related party in the other income section of the statement of operations.

Subscription Agreement Loans

On May 3, 2023, the Company and the Original Sponsor entered into a Subscription Agreement with Polar Multi-Strategy Master Fund (the “Investor”) where the Investor agreed to make a cash contribution of $151,000 to the Original Sponsor (the “Initial Capital Contribution”) on or prior to May 3, 2023. The Initial Capital Contribution would in turn be loaned by the Original Sponsor to the Company to cover working capital expenses (the “First SPAC Loan”). In consideration for the Initial Capital Contribution, the Company will issue 151,000 Class A ordinary shares, par value $0.0001 per share, of the Company to the Investor at the closing of the initial business combination (the “De-SPAC Closing”). The First SPAC Loan shall not accrue interest and shall be repaid by the Company upon the De-SPAC Closing. The Investor may elect at the De-SPAC Closing to receive such payments in (a) cash or (b) Class A ordinary shares of the Company at a rate of one Class A ordinary share for each $10.00 of Initial Capital Contribution. If the Company liquidates without consummating the initial business combination, any amounts remaining in the Sponsor or Company’s cash accounts, not including the Company’s Trust Account, will be paid to the Investor within five days of the liquidation.

On June 20, 2023, the Sponsor and the Company entered into a second subscription agreement (the “Second Subscription Agreement”) with the Investor where the Investor agreed to lend to the Sponsor, which would in turn be lent to the Company, an aggregate of $1,500,000 (the “Additional Capital Commitment”) to cover working capital expenses (the “Second SPAC Loan”). One half of the Additional Capital Commitment was made by the Investor to the Sponsor in cash on or prior to June 21, 2023, and the remaining $750,000 would be made by the Investor to the Sponsor in cash on the later of the Sponsor’s request and the first filing of the S-4 for the Company’s business combination. In consideration for the Second SPAC Loan, the Company will issue one Class A ordinary share for each dollar of the Additional Capital Commitment funded by the Investor at the De-SPAC Closing. The Second SPAC Loan shall not accrue interest and shall be repaid by the Company upon the De-SPAC Closing. The Investor may elect at the De-SPAC Closing to receive such payments in (a) cash or (b) Class A ordinary shares at a rate of one Class A ordinary share for each $10.00 of Additional Capital Contribution. If the Company liquidates without consummating the initial business combination, any amounts remaining in the Sponsor or Company’s cash accounts, not including the Company’s Trust Account, will be paid to the Investor within five days of the liquidation. Collectively, the First SPAC Loan and the Second SPAC Loan are referred to as the SPAC Loans. As of December 31, 2023, the Company had $1,651,000 borrowings under the SPAC Loans.

TEVOGEN BIO HOLDINGS INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023

The Company accounted for the Class A common stock they could be converted (“equity instrument”) to as equity-classified instruments based on an assessment of the specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the equity instrument is freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the equity instrument meets all the requirements for equity classification under ASC 815, including whether the equity instrument is indexed to the Company’s own common stock, among other conditions for the equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of equity instrument issuance. The SPAC Loans and the equity instrument meet the scope exception of ASC 815-10-15-74(a). The Company applied the guidance in ASC 470-20-25-2 “Debt With Conversion and Other Options”, requiring that the loan proceeds be allocated to the SPAC Loans based on their relative fair values. At May 3, 2023 the Company allocated $104,861 of the proceeds to the First SPAC Loan and $46,139 for the equity instrument. The Company estimated the aggregate fair value of the 151,000 shares to be issued to be $66,440 or $0.44 per share. At June 20, 2023 the Company allocated $520,833 of the proceeds to the Second SPAC Loan and $229,167 for the equity instruments. The Company estimated the aggregate fair value of the 750,000 shares to be issued to be $330,000 or $0.44 per share. At December 31, 2023 the carrying values of the SPAC Loans and the discounts were $1,631,725 and $275,306, respectively. The Company recorded amortization of the discounts on the SPAC Loans of $256,031, which is disclosed in the statement of cash flows as non-cash interest expense. As of December 31, 2023, the unamortized discount on the SPAC Loans was $19,274.

As of December 31, 2023, the remainder of the Second SPAC Loan of $577,500 is due from the Sponsor. This amount is included on the accompanying balance sheet as a due from related party.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into private placement-equivalent units at a price of $10.00 per unit. As of December 31, 2023 and 2022, the Company had no borrowings under the Working Capital Loans.

Administrative Support Services

Commencing on the date of the final prospectus, the Company will agree to pay the Sponsor a total of $10,000 per month for office space and administrative and support services. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. At December 31, 2023 and 2022, $230,000 and $120,000, respectively, have been accrued under this arrangement and included in due to affiliate on the accompanying balance sheets.